Components of Income Before Income Tax Provision from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Domestic									$ 40,275	$ 123,439	$ 81,371
Foreign									(37,161)	29,688	26,020
Income before income tax provision	$ (72,149)	$ 34,964	$ 11,274	$ 29,025	$ 54,604	$ 45,589	$ 22,065	$ 30,869	$ 3,114	$ 153,127	$ 107,391